Northern Lights Fund Trust III

ACM Dynamic Opportunity Fund

Incorporated herein by reference is the definitive version of the prospectus supplement for the ACM Dynamic Opportunity Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 21, 2015, (SEC Accession No. 0001580642-15-000280).